Columbia Select Global Equity Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Brazil 1.9%
MercadoLibre, Inc.(a)	3,466	7,444,240
NU Holdings Ltd., Class A(a)	382,533	6,789,961
Total		14,234,201
China 1.0%
Tencent Holdings Ltd.	95,000	7,301,872
France 5.1%
Safran SA	87,052	31,102,933
Schneider Electric SE	28,417	8,147,210
Total		39,250,143
Germany 1.2%
E.ON SE	451,528	9,576,845
Greece 1.1%
National Bank of Greece SA	485,659	8,574,040
Hong Kong 1.1%
AIA Group Ltd.	727,400	8,392,365
India 1.1%
HDFC Bank Ltd.	829,018	8,382,429
Ireland 0.3%
Ryanair Holdings PLC, ADR	34,661	2,447,066
Japan 4.8%
Hitachi Ltd.	356,800	12,381,008
Keyence Corp.	30,500	11,189,246
Recruit Holdings Co., Ltd.	147,000	7,743,046
Sumitomo Electric Industries Ltd.	137,200	6,006,553
Total		37,319,853
Netherlands 2.6%
ASML Holding NV	13,967	20,027,366
Spain 1.0%
Industria de Diseno Textil SA	121,393	7,899,059
Taiwan 6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	47,278,026
United Kingdom 6.4%
3i Group PLC	179,622	8,251,677
Babcock International Group PLC	461,461	9,098,367
Common Stocks (continued)
Issuer	Shares	Value ($)
Compass Group PLC	242,723	7,278,156
RELX PLC	181,924	6,449,573
Standard Chartered PLC	308,070	7,882,412
Weir Group PLC (The)	237,546	10,492,109
Total		49,452,294
United States 64.1%
Alphabet, Inc., Class A	112,558	38,044,604
Amazon.com, Inc.(a)	156,589	37,471,748
Boston Scientific Corp.(a)	153,018	14,311,774
DexCom, Inc.(a)	123,642	9,030,812
Eli Lilly & Co.	9,283	9,627,863
Hilton Worldwide Holdings, Inc.	28,235	8,428,430
Howmet Aerospace, Inc.	127,819	26,596,577
Intuitive Surgical, Inc.(a)	13,568	6,841,257
Lam Research Corp.	247,660	57,818,704
Linde PLC	60,460	27,628,406
MasterCard, Inc., Class A	68,546	36,931,899
Meta Platforms, Inc., Class A	20,531	14,710,461
Microsoft Corp.	111,807	48,109,434
NVIDIA Corp.	319,014	60,973,146
Thermo Fisher Scientific, Inc.	27,577	15,956,328
Visa, Inc., Class A	69,305	22,304,428
Walmart, Inc.	221,186	26,352,100
Western Digital Corp.	103,720	25,953,856
Williams Companies, Inc. (The)	120,338	8,093,934
Total		495,185,761
Total Common Stocks (Cost $372,332,434)		755,321,320

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(b),(c)	24,142,669	24,135,427
Total Money Market Funds (Cost $24,134,643)		24,135,427
Total Investments in Securities (Cost $396,467,077)		779,456,747
Other Assets & Liabilities, Net		(7,234,820)
Net Assets		$772,221,927

Columbia Select Global Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Global Equity Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	5,327,653	101,972,085	(83,164,288)	(23)	24,135,427	244	104,906	24,142,669
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Global Equity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT155_10_T01_(03/26)